Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2016
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 5.  Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $88 million at December 31, 2016, and $79 million at December 31, 2015. Accumulated depreciation for capital leases totaled $89 million and $98 million as of December 31, 2016, and 2015, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2016	2015
Other current assets
Prepaid expenses and other	$1,014	$1,081
Derivative assets-current	148	211
Insurance related (receivables, prepaid expenses and other)	109	106
Total other current assets	$1,271	$1,398

Investments
Equity method	$60	$56
Cost method	67	59
Other investments	1	2
Total investments	$128	$117

Property, plant and equipment - at cost
Land	$341	$354
Buildings and leasehold improvements	7,252	7,120
Machinery and equipment	14,935	14,743
Construction in progress	809	723
Capital leases	162	158
Gross property, plant and equipment	23,499	23,098
Accumulated depreciation	(14,983)	(14,583)
Property, plant and equipment - net	$8,516	$8,515

Other assets
Deferred income taxes	$422	$675
Insurance related receivables and other	68	49
Cash surrender value of life insurance policies	236	241
Other	255	253
Total other assets	$981	$1,218

Other current liabilities
Accrued trade payables	$578	$566
Deferred income	551	518
Derivative liabilities	92	65
Employee benefits and withholdings	155	148
Contingent liability claims and other	201	147
Property and other taxes	90	89
Pension and postretirement benefits	66	60
Other	739	811
Total other current liabilities	$2,472	$2,404

Other liabilities
Long term income taxes payable	$244	$154
Employee benefits	256	254
Contingent liability claims and other	719	739
Capital lease obligations	45	46
Deferred income	15	19
Deferred income taxes	145	551
Other	224	261
Total other liabilities	$1,648	$2,024